Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events “, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2017 up through the date was the Company presented these unaudited condensed consolidated financial statements.

13. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “ Subsequent Events ”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2017 up through the date was the Company presented these audited consolidated financial statements. During the period, the Company did not have any material recognizable subsequent events.